BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 03, 2019	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020	Jun. 27, 2020	Dec. 02, 2019
Business Acquisition [Line Items]
Subordinate voting shares value					$ 318,000
(Gain) Loss on Extinguishment of Debt			$ 944,000	$ (10,234,000)	$ 11,073,000
Medmen Enterprises Inc. [Member]
Business Acquisition [Line Items]
(Gain) Loss on Extinguishment of Debt						$ 16,142,113		$ 43,800,931
Medmen Enterprises Inc. [Member] | TOTAL [Member]
Business Acquisition [Line Items]
Aggregate consideration							$ 19,638,557	19,638,557
Cash							$ 1,000,000	1,000,000
Subordinate voting shares							5,112,263
Contingent Consideration aggregate value							$ 9,833,000	$ 9,833,000
Mattn Jeremy, Inc. [Member] | One Love Beach Club [Member] | Medmen Enterprises Inc. [Member]
Business Acquisition [Line Items]
Aggregate consideration	$ 12,708,000
Cash	$ 1,000,000
Deferred payment description	$1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing
Subordinate voting shares	5,112,263					3,045,989
Contingent Consideration aggregate value	$ 9,833,000
Deferred payment present value	$ 1,875,000
Subordinate voting shares value						$ 748,658
(Gain) Loss on Extinguishment of Debt						$ 248,656
MME Evanston Retail, LLC [Member] | Medmen Enterprises Inc. [Member]
Business Acquisition [Line Items]
Aggregate consideration									$ 6,930,557
Membership interests									100.00%